Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments & Contingencies
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)
	2021	2020
Balance at January 1	$83	$113
Current period accruals	82	83
Accrual adjustments to reflect experience	(1)	(16)
Charges incurred	(86)	(96)
Balance at December 31	$77	$83

Extended Warranty Liability (Deferred Income)

($ in millions)
	2021	2020
Balance at January 1	$425	$477
Revenue deferred for new extended warranty contracts	133	166
Amortization of deferred revenue	(198)	(224)
Other*	(10)	6
Balance at December 31	$350	$425
Current portion	$163	$204
Noncurrent portion	$186	$221

* Other consists primarily of foreign currency translation adjustments.